Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Other Income [Abstract]
Gain on disposal of plant and equipment	RM 2,723	$ 671	RM 248,949
Proceeds from sale of scraped materials	14,947	3,685
Sundry income	758	187	7,656
Other income	RM 18,428	$ 4,543	RM 256,605